UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Global Opportunities Fund

Eaton Vance Focused International Opportunities Fund

Eaton Vance International Small-Cap Fund

Eaton Vance

Focused Global Opportunities Fund

August 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Australia — 1.9%
Brambles, Ltd.	7,339	$67,836

		$67,836

Belgium — 3.5%
Anheuser-Busch Inbev SA/NV	1,002	$124,320

		$124,320

Denmark — 3.0%
Novo Nordisk A/S, Class B	2,227	$104,225

		$104,225

France — 5.4%
Legrand SA	1,338	$80,382
LVMH Moet Hennessy Louis Vuitton SE	652	110,324

		$190,706

Hong Kong — 2.3%
AIA Group, Ltd.	13,100	$82,506

		$82,506

Israel — 2.4%
Teva Pharmaceutical Industries, Ltd. ADR	1,698	$85,562

		$85,562

Japan — 13.1%
Keyence Corp.	135	$94,736
Kubota Corp.	7,118	104,654
Mitsubishi Estate Co., Ltd.	1,645	31,165
Mitsubishi UFJ Financial Group, Inc.	22,404	123,413
Nippon Telegraph & Telephone Corp.	2,447	107,592

		$461,560

Netherlands — 3.5%
ASML Holding NV	1,151	$122,869

		$122,869

Spain — 1.8%
Industria de Diseno Textil SA	1,744	$61,817

		$61,817

Switzerland — 1.8%
Credit Suisse Group AG	4,791	$62,465

		$62,465

United Kingdom — 10.5%
Diageo PLC	4,488	$124,385
Prudential PLC	2,862	51,484
Shire PLC	1,990	124,279
St. James’s Place PLC	5,468	70,620

		$370,768

United States — 49.5%
Allergan PLC(1)	473	$110,938
Alphabet, Inc., Class A(1)	224	176,927
Celgene Corp.(1)	960	102,470
Eli Lilly & Co.	1,347	104,729
Equity Residential	1,341	86,991

1

Security	Shares	Value
Estee Lauder Cos., Inc. (The), Class A	503	$44,883
Facebook, Inc., Class A(1)	1,311	165,343
Lowe’s Cos., Inc.	1,209	92,561
Schlumberger, Ltd.	1,323	104,517
Time Warner, Inc.	1,481	116,125
Union Pacific Corp.	1,244	118,839
United Technologies Corp.	1,238	131,760
Verisk Analytics, Inc.(1)	1,110	92,186
Visa, Inc., Class A	1,848	149,503
Wells Fargo & Co.	2,913	147,980

		$1,745,752

Total Common Stocks (identified cost $3,430,005)		$3,480,386

Short-Term Investments — 2.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.60%(2)	$91	$91,419

Total Short-Term Investments (identified cost $91,419)		$91,419

Total Investments — 101.3% (identified cost $3,521,424)		$3,571,805

Other Assets, Less Liabilities — (1.3)%		$(45,679)

Net Assets — 100.0%		$3,526,126

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2016 was $366.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Information Technology	20.1%	$709,378
Health Care	17.9	632,203
Industrials	16.9	595,657
Financials	15.3	538,468
Consumer Discretionary	10.8	380,827
Consumer Staples	8.3	293,588
Real Estate	3.3	118,156
Telecommunication Services	3.1	107,592
Energy	3.0	104,517
Short-Term Investments	2.6	91,419

Total Investments	101.3%	$3,571,805

Abbreviations:

ADR	-	American Depositary Receipt

2

The Fund did not have any open financial instruments at August 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,521,424

Gross unrealized appreciation	$183,610
Gross unrealized depreciation	(133,229)

Net unrealized appreciation	$50,381

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$611,902		$—	$611,902
Developed Europe	—	1,037,170		—	1,037,170
Developed Middle East	85,562	—		—	85,562
North America	1,745,752	—		—	1,745,752
Total Common Stocks	$1,831,314	$1,649,072	*	$—	$3,480,386
Short-Term Investments	$—	$91,419		$—	$91,419
Total Investments	$1,831,314	$1,740,491		$—	$3,571,805

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

3

Eaton Vance

Focused International Opportunities Fund

August 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.8%

Security	Shares	Value
Australia — 5.0%
Brambles, Ltd.	9,380	$86,702
Commonwealth Bank of Australia	1,572	84,687

		$171,389

Belgium — 4.2%
Anheuser-Busch Inbev SA/NV	1,151	$142,807

		$142,807

Denmark — 3.8%
Novo Nordisk A/S, Class B	2,791	$130,621

		$130,621

France — 7.1%
Legrand SA	1,677	$100,747
LVMH Moet Hennessy Louis Vuitton SE	837	141,628

		$242,375

Germany — 2.0%
Bayer AG	638	$68,107

		$68,107

Hong Kong — 4.4%
AIA Group, Ltd.	23,778	$149,758

		$149,758

Ireland — 3.4%
Kerry Group PLC, Class A	1,358	$115,476

		$115,476

Israel — 2.8%
Teva Pharmaceutical Industries, Ltd. ADR	1,898	$95,640

		$95,640

Japan — 20.0%
Keyence Corp.	176	$123,508
Kubota Corp.	9,912	145,733
Mitsubishi Estate Co., Ltd.	3,482	65,967
Mitsubishi UFJ Financial Group, Inc.	27,720	152,697
Nidec Corp.	697	62,897
Nippon Telegraph & Telephone Corp.	3,031	133,270

		$684,072

Netherlands — 4.2%
ASML Holding NV	1,359	$145,073

		$145,073

Singapore — 2.0%
DBS Group Holdings, Ltd.	6,266	$68,843

		$68,843

Spain — 4.2%
Industria de Diseno Textil SA	4,033	$142,951

		$142,951

Switzerland — 6.2%
Credit Suisse Group AG	6,510	$84,878
Roche Holding AG PC	523	127,664

		$212,542

1

Security	Shares	Value
United Kingdom — 25.5%
Diageo PLC	5,698	$157,920
Prudential PLC	5,694	102,429
Reckitt Benckiser Group PLC	1,321	127,607
Royal Dutch Shell PLC, Class B	6,334	161,244
Shire PLC	2,345	146,449
St. James’s Place PLC	7,096	91,646
Vodafone Group PLC	28,328	85,484

		$872,779

Total Common Stocks (identified cost $3,274,990)		$3,242,433

Exchange-Traded Funds — 3.6%

Security	Shares	Value
Equity Funds — 3.6%
iShares MSCI Japan ETF	9,936	$122,014

Total Exchange-Traded Funds (identified cost $116,018)		$122,014

Short-Term Investments — 2.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.60%(1)	$91	$91,227

Total Short-Term Investments (identified cost $91,227)		$91,227

Total Investments — 101.1% (identified cost $3,482,235)		$3,455,674

Other Assets, Less Liabilities — (1.1)%		$(37,743)

Net Assets — 100.0%		$3,417,931

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2016 was $320.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	21.5%	$734,938
Health Care	16.6	568,481
Consumer Staples	15.9	543,810
Industrials	11.6	396,079
Consumer Discretionary	8.3	284,579
Information Technology	7.9	268,581
Telecommunication Services	6.4	218,754
Energy	4.7	161,244
Real Estate	1.9	65,967
Exchange-Traded Funds	3.6	122,014
Short-Term Investments	2.7	91,227

Total Investments	101.1%	$3,455,674

2

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Fund did not have any open financial instruments at August 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,482,235

Gross unrealized appreciation	$141,939
Gross unrealized depreciation	(168,500)

Net unrealized depreciation	$(26,561)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$1,074,062		$—	$1,074,062
Developed Europe	—	2,072,731		—	2,072,731
Developed Middle East	95,640	—		—	95,640
Total Common Stocks	$95,640	$3,146,793	*	$—	$3,242,433
Exchange-Traded Funds	$122,014	$—		$—	$122,014
Short-Term Investments	—	91,227		—	91,227
Total Investments	$217,654	$3,238,020		$—	$3,455,674

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

3

Eaton Vance

International Small-Cap Fund

August 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Australia — 6.7%
Amaysim Australia, Ltd.	27,578	$41,411
Ansell, Ltd.	3,681	62,044
carsales.com, Ltd.	9,053	87,399
Challenger, Ltd.	6,095	42,026
GDI Property Group	62,511	46,976
IOOF Holdings, Ltd.	7,785	52,049
iSentia Group, Ltd.	29,474	84,321
Mirvac Group	36,933	64,280
OceanaGold Corp.	18,354	57,802
Regis Resources, Ltd.	23,941	66,894
Super Retail Group, Ltd.	11,060	91,289

		$696,491

Austria — 1.3%
ams AG	2,588	$87,725
Mayr Melnhof Karton AG	389	43,846

		$131,571

Belgium — 1.7%
Kinepolis	2,174	$97,551
Melexis NV	1,209	79,289

		$176,840

Canada — 10.3%
Aecon Group, Inc.	6,521	$91,246
Allied Properties REIT	1,558	43,756
CAE, Inc.	11,099	158,267
Detour Gold Corp.(1)	3,383	76,359
Dominion Diamond Corp.	2,214	19,415
Encana Corp.	4,412	42,122
First Majestic Silver Corp.(1)	2,853	34,395
Gibson Energy, Inc.	6,625	90,327
Laurentian Bank of Canada	2,353	88,206
Linamar Corp.	1,013	41,805
Lundin Mining Corp.(1)	9,388	35,507
North West Co., Inc. (The)	2,728	60,992
Quebecor, Inc., Class B	2,573	78,697
Sandvine Corp.	37,048	103,963
Seven Generations Energy, Ltd., Class A(1)	4,230	97,412

		$1,062,469

China — 0.5%
TAL Education Group ADR(1)	912	$54,501

		$54,501

Denmark — 1.9%
GN Store Nord A/S	5,162	$110,949
Royal Unibrew A/S	566	27,902
Topdanmark A/S(1)	2,055	54,881

		$193,732

Finland — 1.0%
Amer Sports Oyj	3,527	$106,245

		$106,245

Security	Shares	Value
France — 4.1%
Ipsen SA	2,373	$154,242
Metropole Television SA	5,307	94,256
Nexity SA	2,213	116,133
Rubis SCA	787	64,369

		$429,000

Germany — 2.5%
Norma Group SE	2,165	$115,877
Salzgitter AG	2,080	63,220
Software AG	1,965	78,127

		$257,224

Hong Kong — 2.0%
Hysan Development Co., Ltd.	20,761	$100,103
Johnson Electric Holdings, Ltd.	21,475	57,390
Langham Hospitality Investments, Ltd.	123,061	49,994

		$207,487

Ireland — 1.1%
Green REIT PLC	66,602	$109,406

		$109,406

Israel — 0.9%
Frutarom Industries, Ltd.	1,706	$90,043

		$90,043

Italy — 5.1%
Amplifon SpA	8,929	$93,918
Banca Generali SpA	2,984	59,794
Brembo SpA	1,239	72,383
FinecoBank Banca Fineco SpA	10,318	62,713
Industria Macchine Automatiche SpA	747	47,680
MARR SpA	4,410	84,943
Moncler SpA	6,433	106,778

		$528,209

Japan — 27.9%
77 Bank, Ltd. (The)	24,000	$100,092
Advance Residence Investment Corp.	40	106,715
Ariake Japan Co., Ltd.	1,800	85,160
Asahi Co., Ltd.	6,730	85,266
Asahi Intecc Co., Ltd.	2,300	102,332
Century Tokyo Leasing Corp.	2,900	109,046
Daifuku Co., Ltd.	6,000	104,070
Daiichikosho Co., Ltd.	1,536	59,539
Eiken Chemical Co., Ltd.	4,900	124,539
FP Corp.	2,300	121,387
Fuji Seal International, Inc.	1,700	64,627
GMO Internet, Inc.	5,500	79,717
Hoshizaki Corp.	715	57,262
J-COM Holdings Co., Ltd.	5,300	100,396
MISUMI Group, Inc.	6,100	106,574
Morinaga & Co., Ltd.	17,818	143,799
Nishi-Nippon City Bank, Ltd. (The)	39,000	81,221
Nomura Co., Ltd.	8,500	115,754
OYO Corp.	7,800	79,064
Penta-Ocean Construction Co., Ltd.	18,200	96,128
Relia, Inc.	13,600	128,820
Sac’s Bar Holdings, Inc.	10,600	105,918
Sakata INX Corp.	9,679	114,200
Sakata Seed Corp.	6,200	137,418
Sanden Holdings Corp.	19,000	54,286
Sun Frontier Fudousan Co., Ltd.	10,300	101,932

Security	Shares	Value
Tokyu REIT, Inc.	69	$94,535
Tosei Corp.	17,500	123,245
Yokohama Reito Co., Ltd.	10,445	103,716

		$2,886,758

Netherlands — 3.0%
Aalberts Industries NV	3,133	$105,297
Gemalto NV	1,134	79,209
IMCD Group NV	1,725	71,213
Refresco Group NV(2)	3,120	50,881

		$306,600

Norway — 1.2%
SpareBank 1 SR-Bank ASA	11,218	$54,086
XXL ASA(2)	6,150	74,166

		$128,252

Portugal — 1.0%
NOS SGPS SA	14,745	$100,072

		$100,072

Singapore — 0.8%
Global Logistic Properties, Ltd.	32,700	$43,479
SIIC Environment Holdings, Ltd.(1)	82,900	36,492

		$79,971

Spain — 2.5%
Acciona SA	644	$45,914
Merlin Properties Socimi SA	11,036	128,338
Tecnicas Reunidas SA	2,492	89,513

		$263,765

Sweden — 3.7%
Avanza Bank Holding AB	1,067	$39,107
Boliden AB	2,404	50,866
Indutrade AB	5,415	116,323
Trelleborg AB, Class B	5,749	109,391
Wallenstam AB, Class B	8,420	71,896

		$387,583

Switzerland — 3.7%
Belimo Holding AG	21	$70,486
Bucher Industries AG	395	100,084
Temenos Group AG	2,087	121,388
Vontobel Holding AG	1,027	49,639
VZ Holding AG	150	40,118

		$381,715

United Kingdom — 15.8%
Aldermore Group PLC(1)	28,703	$61,729
Bellway PLC	1,592	48,727
Bodycote PLC	15,128	117,343
BTG PLC(1)	10,699	84,475
DS Smith PLC	16,206	86,963
Halma PLC	7,424	103,422
Hastings Group Holdings, Ltd.(2)	17,477	50,626
Hiscox, Ltd.	6,257	85,798
Inchcape PLC	9,738	89,745
John Wood Group PLC	11,855	108,392
Melrose Industries PLC	96,142	186,946
Moneysupermarket.com Group PLC	15,774	59,748
NewRiver REIT PLC	17,589	73,675
Regus PLC	24,460	96,291
Spirax-Sarco Engineering PLC	1,089	61,971

Security	Shares	Value
Spire Healthcare Group PLC(2)	16,274	$74,546
St. James’s Place PLC	6,006	77,569
UNITE Group PLC (The)	10,510	86,494
WH Smith PLC	3,908	78,217

		$1,632,677

Total Common Stocks (identified cost $9,800,590)		$10,210,611

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.60%(3)	$201	$200,566

Total Short-Term Investments (identified cost $200,566)		$200,566

Total Investments — 100.6% (identified cost $10,001,156)		$10,411,177

Other Assets, Less Liabilities — (0.6)%		$(66,038)

Net Assets — 100.0%		$10,345,139

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2016, the aggregate value of these securities is $250,219 or 2.4% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2016 was $903.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	22.2%	$2,293,873
Consumer Discretionary	13.9	1,439,441
Real Estate	13.2	1,360,957
Financials	10.7	1,108,700
Information Technology	9.3	964,308
Materials	9.0	925,524
Health Care	7.8	807,045
Consumer Staples	6.7	694,811
Energy	4.1	427,766
Utilities	1.4	146,775
Telecommunication Services	0.4	41,411
Short-Term Investments	1.9	200,566

Total Investments	100.6%	$10,411,177

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open financial instruments at August 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,001,156

Gross unrealized appreciation	$858,830
Gross unrealized depreciation	(448,809)

Net unrealized appreciation	$410,021

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$112,303	$3,812,905		$—	$3,925,208
Developed Europe	—	5,132,891		—	5,132,891
Developed Middle East	—	90,043		—	90,043
North America	1,062,469	—		—	1,062,469
Total Common Stocks	$1,174,772	$9,035,839	*	$—	$10,210,611
Short-Term Investments	$—	$200,566		$—	$200,566
Total Investments	$1,174,772	$9,236,405		$—	$10,411,177

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2016